Long-Term Debt, net - Principal Payments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Scheduled maturities of long-term debt
December 31, 2021	$ 155,946
December 31, 2022	100,823
December 31, 2023	776,930
December 31, 2024	293,495
December 31, 2025	32,550
Total long-term debt	$ 1,359,744
New Credit Facilities
Long-Term Debt, net
Percentage of actual free cash flow equal to quarterly fixed and variable payment	85.00%
Fixed principal repayments
Scheduled maturities of long-term debt
December 31, 2021	$ 132,003
December 31, 2022	100,823
December 31, 2023	83,594
December 31, 2024	6,400
December 31, 2025	3,200
Total long-term debt	326,020
Variable principal repayments
Scheduled maturities of long-term debt
December 31, 2021	23,943
Total long-term debt	23,943
Final payments
Scheduled maturities of long-term debt
December 31, 2023	693,336
December 31, 2024	287,095
December 31, 2025	29,350
Total long-term debt	$ 1,009,781